Annual Total Returns- JPMorgan Municipal Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan Municipal Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.08%	0.04%	0.01%	0.01%	0.01%	0.26%	0.64%	1.21%	1.27%	0.45%